FIRST EAGLE SOGEN FUNDS, INC.

                          FIRST EAGLE SOGEN GLOBAL FUND

                         FIRST EAGLE SOGEN OVERSEAS FUND

                           FIRST EAGLE SOGEN GOLD FUND

                          FIRST EAGLE SOGEN MONEY FUND

          SUPPLEMENT   DATED   JANUARY  13,  2000  TO  STATEMENT  OF  ADDITIONAL
INFORMATION DATED AUGUST 1, 1999.

         THE DISCLOSURE IN THE STATEMENT OF ADDITIONAL INFORMATION UNDER "INVESTMENT ADVISER AND OTHER SERVICES" IS REPLACED IN ITS ENTIRETY TO READ AS
FOLLOWS:

          As described in the Prospectus of First Eagle SoGen Funds, Inc. (the "Company"), Arnhold and S. Bleichroeder Advisers, Inc. ("ASB Advisers") is the Company's investment adviser and, as such, provides portfolio management and related services to the Global Fund, the Overseas Fund, the Gold Fund and the Money Fund.

         Under its investment advisory contract with the Company, which became effective December 31, 1999, ASB Advisers furnishes each Fund with investment advice consistent with that Fund's stated investment objective and investment policies. ASB Advisers also furnishes the Company with office space and certain facilities required for the business of the Funds, and statistical and research data, and pays any compensation and expenses of the Company's officers.

         In return for the services listed above, each Fund pays ASB Advisers a fee at the annual rate of the average daily value of the Fund's net assets as follows:

Global Fund      1.00% of the first $25 million and 0.75%
                       of the excess over $25 million
Overseas Fund    0.75%
Gold Fund        0.75%
Money Fund       0.40%

         Advisory fees are accrued daily and paid monthly. For the fiscal year ended March 31, 1999, pursuant to a predecessor advisory contract with Societe Generale Asset Management Corp. ("SGAM Corp.") that is substantially similar with the current agreement, Global Fund, Overseas Fund, Gold Fund and Money Fund paid investment advisory fees in the amount of $23,196,530, $5,519,451, $201,757 and $122,538, respectively. No advisory fee waiver or expense reimbursement for Money Fund occurred during the year ended March 31, 1999. However, SGAM Corp. voluntarily reimbursed the Class I shares of Global Fund and Overseas Fund in the amounts of $30,997 and $9,036, respectively during that fiscal period. For the fiscal year ended March 31, 1998, Global Fund, Overseas Fund and Gold Fund paid investment advisory fees in the amount of $30,954,079, $7,798,589 and $283,300, respectively. During this same period, $37,399 of the investment advisory fee of $60,497 for Money Fund was waived by SGAM Corp. For the fiscal year ended March 31, 1997, Global Fund, Overseas Fund and Gold Fund paid investment advisory fees in the amount of $26,404,805, $5,899,446 and $449,545, respectively. For the same period, $38,752 of the investment advisory fee of $43,519 for Money Fund was waived by SGAM Corp.

         Under the investment advisory contract between the Company and ASB Advisers, the investment adviser is responsible for the management of each of the Funds' portfolios and constantly reviews their holdings in the light of its own research analyses and those of other relevant sources. Reports of portfolio transactions are given regularly to the Directors of the Company, who review each Fund's portfolio at regular meetings held four TIMES A YEAR. As of the date of this Statement of Additional Information, as supplemented, ASB Advisers did not own any shares of the Company. A Fund may, with the approval of the Company's Board of Directors, from time to time enter into arrangements with institutions to provide sub-transfer agent services and other related services where a number of persons hold Fund shares through one account registered with the Fund's transfer agent, DST Systems, Inc. ("DST") in the name of that institution. Under those arrangements, a Fund may compensate the institution rendering such services on a per sub-account basis.

                  THE SECOND PARAGRAPH AND TABLE UNDER "MANAGEMENT OF THE COMPANY" IN THE STATEMENT OF ADDITIONAL INFORMATION LISTING THE DIRECTORS AND OFFICERS OF THE COMPANY ARE REPLACED IN THEIR ENTIRETY TO READ AS FOLLOWS:

                  The following table sets forth the principal occupation or employment of the members of the Board of Directors and principal officers of the Company. Each of the following persons is also a Director and/or officer of First Eagle SoGen Variable Funds, Inc.

                                                            PRINCIPAL OCCUPATION
                                   POSITION HELD            DURING THE PAST FIVE
NAME (AGE) AND ADDRESS(1)         WITH THE COMPANY         (5) YEARS
----------------------            ----------------         ---------

*John P. Arnhold (46)                     Director                    Co-President and Director, Arnhold and S.
                                          and Co-President            Bleichroeder Advisers, Inc.; Co-President and
                                                                      Director, Arnhold and S. Bleichroeder, Inc.;
                                                                      President and Director, Arnhold and S.
                                                                      Bleichroeder UK Ltd.; Co-President and
                                                                      Director, ASB Securities, Inc.; Director,
                                                                      Aquila International Fund, Ltd.; President,
                                                                      Worldvest, Inc.; Co-President and Trustee,
                                                                      First Eagle Funds.

Candace K. Beinecke (53)                  Director                    Managing Partner, Hughes Hubbard & Reed;
One Battery Park Plaza                                                Director, Jacob's Pillow Dance Festival, Inc.,
New York, NY  10004                                                   Historic Preservation Projects, Inc., and
                                                                      Merce Cunningham Dance Foundation, Inc.;
                                                                      Trustee, First Eagle Funds.

Edwin J. Ehrlich (68)                     Director                    President, Ehrlich Capital Management;
2976 Lonni Lane                                                       Director, Pension Fund Trusts -- ITT Corp.;
Merrick, NY  11566                                                    Advisory Board Member, Emerging World
                                                                      Investors Limited; Trustee, First Eagle Funds.

Robert J. Gellert (69)                    Director                    Manager, United Continental Corporation;
122 EAST 42ND Street                                                  General Partner, Windcrest Partners; Trustee,
New York, NY  10168                                                   First Eagle Funds.

James E. Jordan (54)                      Director                    Private Investor; Consultant to The Jordan
767 Fifth Avenue                                                      Company (private investment banking company);
New York, NY  10153                                                   until June 1997, President and chief
                                                                      investment officer of The William Penn Company
                                                                      (a registered investment adviser); Director,
                                                                      Leucadia National Corporation, Empire
                                                                      Insurance Company and J.Z. Equity Partners,
                                                                      Plc. (a British investment trust company);
                                                                      Director, School of International and Public
                                                                      Affairs of Columbia University; Vice Chairman,
                                                                      New York State Board of The Nature
                                                                      Conservancy; Trustee, First Eagle Funds.

William M. Kelly (55)                     Director                    Senior Associate, Lingold Association;
500 Fifth Avenue                                                      Independent General Partner, ML Venture
New York, NY  10110                                                   Partners I, L.P. and ML Venture Partners II,
                                                                      L.P.; Trustee, New York Foundation; Treasurer
                                                                      and Trustee, Black Rock Forest Conservation;
                                                                      Trustee, First Eagle Funds.

Donald G. McCouch (57)                    Director                    Prior to 1997, Senior Managing Director of
67 West Hills Road                                                    Chemical Bank.
New Canaan, CT  06840

Fred J. Meyer (69)                        Director                    Vice Chairman of Omnicom Group, Inc. since
437 Madison Avenue                                                    1998; and prior thereto, Chief Financial
New York, NY  10022                                                   Officer; Director Novartis Corporation,
                                                                      Zurich-American Insurance Cos and Medialink,
                                                                      Inc.; Trustee, National Park Trust.

Dominique Raillard (61)                   Director                    Managing Director of Act 2 International
15, boulevard Delessert                                               (consulting) since July 1995; Group Executive
75016 Paris France                                                    Vice President of Promodes (food retailing)
                                                                      since 1978.

Nathan Snyder (65)                        Director                    Independent Consultant.
163 Parish Road South
New Canaan, CT  06840

*Stanford S. Warshawsky (62)              Director and Chairman       Co-President, Secretary and Director, Arnhold
                                          of the Board                and S. Bleichroeder, Inc.; Co-President and
                                                                      Director, Arnhold and S. Bleichroeder
                                                                      Advisers, Inc.; Chairman and Director, Arnhold
                                                                      and S. Bleichroeder UK Ltd.; Co-President and
                                                                      Director, ASB Securities, Inc.; Director,
                                                                      German-American Chamber of Commerce; Chairman
                                                                      and Trustee, First Eagle Funds.

Jean-Marie Eveillard (59)                 Co-President                Senior Vice President, Arnhold and S.
                                                                      Bleichroeder, Inc.; prior to 2000, Director
                                                                      and President, Societe Generale Asset
                                                                      Management Corp.

Charles de Vaulx (37)                     Senior Vice President       Senior Vice President, Arnhold and S.
                                                                      Bleichroeder, Inc.; prior to 2000, Senior Vice
                                                                      President, Societe Generale Asset Management
                                                                      Corp. since 1998; Associate Portfolio Manager
                                                                      from December 1996; Securities Analyst,
                                                                      Societe Generale Asset Management Corp. from
                                                                      prior to 1994 to 1996.

Robert Bruno (35)                         Vice President, Secretary   Senior Vice President, Arnhold and S.
                                          and Treasurer               Bleichroeder, Inc.; Vice President, Arnhold
                                                                      and S. Bleichroeder Advisers, Inc.; Vice
                                                                      President and Secretary, First Eagle Funds;
                                                                      prior to 1997, President and Chief Operating
                                                                      Officer, Coelho Associates LLC; and Senior
                                                                      Vice President, Schroder Wertheim Investment
                                                                      Services, Inc.

Edwin S. Olsen (59)                       Vice President              Vice President, Arnhold and S. Bleichroeder,
                                                                      Inc.; prior to 2000, Vice President, SG Cowen
                                                                      Corporation.

Elizabeth Tobin (46)                      Vice President              Vice President, Arnhold and S. Bleichroeder,
                                                                      Inc.; prior to 2000, Senior Vice President,
                                                                      Societe Generale Asset Management Corp. since
                                                                      1998; Associate Portfolio Manager from
                                                                      December 1996; Securities Analyst, Societe
                                                                      Generale Asset Management Corp. from prior to
                                                                      1994 to 1996.

Tracy LaPointe Saltwick (40)              Vice President and          Senior Vice President, Arnhold and S.
                                          Compliance Officer          Bleichroeder, Inc.; Vice President, ASB
                                                                      Securities, Inc.; Vice President and
                                                                      Compliance Officer, First Eagle Funds.

* "Interested"  director, as defined in the Investment Company Act, by reason of
affiliation  with  Arnhold  and  S.  Bleichroeder,   Inc.  and  Arnhold  and  S.
Bleichroeder Advisers, Inc.

(1) Unless otherwise stated, the address is: Arnhold and S. Bleichroeder, Inc., 1345 Avenue of the Americas, New York, NY 10105.